Earnings Per Share Attributable To Ordinary Equity Holders of The Parent - Summary of Basic and diluted earnings per share (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share	$ 1,110,007,521	$ 1,096,452,084	$ 1,059,973,270
Class A ordinary shares [Member]
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share	$ 513,186,052	$ 299,742,816	$ 249,206,548
Denominator:
Weighted average number of shares outstanding—basic	138,490,789	62,327,851	57,474,495
Basic earnings per share	$ 3.71	$ 4.81	$ 4.34
Numerator:
Profit attributable to ordinary equity holders of the parent used in the diluted earnings per share	$ 513,186,052	$ 299,742,816	$ 248,629,790
Denominator:
Weighted average number of ordinary shares outstanding—diluted	138,490,789	62,327,851	58,966,142
Diluted earnings per share	$ 3.71	$ 4.81	$ 4.22
Class B ordinary shares [Member]
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share	$ 596,821,469	$ 796,709,268	$ 810,766,722
Denominator:
Weighted average number of shares outstanding—basic	160,959,872	165,665,944	186,987,093
Basic earnings per share	$ 3.71	$ 4.81	$ 4.34
Numerator:
Profit attributable to ordinary equity holders of the parent used in the diluted earnings per share	$ 596,821,469	$ 796,709,268	$ 810,766,722
Denominator:
Weighted average number of ordinary shares outstanding—diluted	160,959,872	165,665,944	186,987,093
Diluted earnings per share	$ 3.71	$ 4.81	$ 4.34